Pzena Mid Cap Value Fund
Schedule of Investments
May 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.02%
Consumer Discretionary - 17.50%
Avis Budget Group, Inc. (a)	83,225	$1,791,834
Ford Motor Co.	321,491	1,835,714
Gildan Activewear, Inc. (b)	157,698	2,193,579
Interpublic Group of Cos., Inc.	39,544	676,598
Lear Corp.	24,191	2,565,455
Mohawk Industries, Inc. (a)	14,159	1,319,619
Newell Brands, Inc.	139,437	1,833,597
PVH Corp.	27,864	1,266,976
		13,483,372
Consumer Staples - 2.16%
McKesson Corp.	10,483	1,663,337
Energy - 10.16%
Baker Hughes, a GE Co.	109,160	1,802,232
Cenovus Energy, Inc. (b)	226,742	981,793
Halliburton Co.	216,627	2,545,367
National Oilwell Varco, Inc.	150,455	1,876,174
TechnipFMC PLC (b)	84,081	622,199
		7,827,765
Financial Services - 29.03%
American International Group, Inc.	103,023	3,096,872
Apollo Global Management, Inc.	14,679	698,720
Axis Capital Holdings, Ltd. (b)	62,221	2,335,776
CNO Financial Group, Inc.	194,448	2,790,329
Equitable Holdings, Inc.	135,308	2,585,736
Fifth Third Bancorp	109,093	2,115,313
Invesco, Ltd. (b)	159,944	1,274,754
KeyCorp	164,993	1,955,167
KKR & Co., Inc. - Class A	24,947	692,279
Realogy Holdings Corp.	96,927	587,378
Regions Financial Corp.	190,659	2,156,353
Voya Financial, Inc.	46,242	2,083,202
		22,371,879
Health Care - 3.02%
Cardinal Health, Inc.	26,332	1,440,097
Mylan N.V. (a)(b)	52,311	892,949
		2,333,046
Materials & Processing - 7.60%
Dow, Inc.	45,499	1,756,261
JELD-WEN Holding, Inc. (a)	169,950	2,316,418
Olin Corp.	148,222	1,783,111
		5,855,790

Producer Durables - 13.63%
Genpact, Ltd. (b)	27,696	995,671
Ryder System, Inc.	65,488	2,243,619
Snap-on, Inc.	10,752	1,394,427
Stanley Black & Decker, Inc.	14,296	1,793,433
Terex Corp.	111,420	1,751,522
Wabtec Corp.	38,153	2,330,004
		10,508,676
Technology - 5.08%
Avnet, Inc.	90,688	2,470,342
Hewlett Packard Enterprise Co.	148,602	1,442,925
		3,913,267
Utilities - 0.84%
NRG Energy, Inc.	17,912	645,728
Total Common Stocks (Cost $81,517,255)		68,602,860

SHORT-TERM INVESTMENT - 3.04%
Money Market Fund - 3.04%
Fidelity Institutional - Government Portfolio - Class I, 0.08% (c)	2,338,282	2,338,282
Total Short-Term Investment (Cost $2,338,282)		2,338,282

Total Investments (Cost $83,855,537) - 92.06%		70,941,142
Other Assets in Excess of Liabilities - 7.94%		6,121,589
TOTAL NET ASSETS - 100.00%		$77,062,731

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the 7-day annualized yield as of May 31, 2020.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Mid Cap Value Fund
Summary of Fair Value Disclosure at May 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2020:

Pzena Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$13,483,372	$-	$-	$13,483,372
Consumer Staples	1,663,337	-	-	1,663,337
Energy	7,827,765	-	-	7,827,765
Financial Services	22,371,879	-	-	22,371,879
Health Care	2,333,046	-	-	2,333,046
Materials & Processing	5,855,790	-	-	5,855,790
Producer Durables	10,508,676	-	-	10,508,676
Technology	3,913,267	-	-	3,913,267
Utilities	645,728	-	-	645,728
Total Common Stocks	68,602,860	-	-	68,602,860
Short-Term Investment	2,338,282	-	-	2,338,282
Total Investments	$70,941,142	$-	$-	$70,941,142

Refer to the Fund’s schedule of investments for a detailed break-out of securities. For the period ended May 31, 2020, the Fund did not recognize any transfers to or from Level 3.